Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	0.00
Total Fee Amount	41,595.36
Total Offset Amount	0.00
Net Fee	$ 41,595.36